Mandatory convertible bond issuance (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of fair valuation monte carlo model

Parameter	Value / Source
Effective date	March 19, 2025
Maturity	March 19, 2028
Nominal value	$8.165 million (converted from €7.5 million FX as of 3/19/2025)
Risk-free rate	4.00% (U.S. Treasury, 3.0-year term)
Equity volatility (annualized)	83.0% (Historical, 3.0-year horizon)
Stock price on valuation date	$3.82 (Nasdaq CM: GNTA – S&P Capital IQ)
Simulated term	3.0 years
Number of simulations	20,000
Parameter	As of March 19, 2025	As of December 31, 2025
GNTA share price	$3.82	$1.49
Stock volatility (3.0-year horizon)	83.0%	107.0%
Risk-free rate (3.0 years)	4.0%	3.5%
Implied yield (adjusted yield for June 30, 2025)	7.3%	6.7%
Expected term	3.0 years	2.2 years

Schedule of corporate scenarios model

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	3/31/2026	$8,678	$9,321	7.3%	0.9299	$217
Change of control	5.0%	12/31/2027	$9,548	$9,776	7.3%	0.8221	$402
Maturity	90.0%	3/19/2028	$9,656	$10,317	7.3%	0.8098	$7,519
Dissolution	2.5%	9/30/2026	$8,927	$1,225	7.3%	0.8977	$27
Total Fair Value							$8,165

Scenario	Probability	Event date	Average bond balance (USD 000s)	Average payoff (USD 000s)	Discount rate	PV factor	PV (USD 000s)
Investment round	2.5%	6/30/2026	$9,493	$9,900	6.7%	0.9684	$240
Change of control	5.0%	12/31/2027	$10,299	$10,179	6.7%	0.8784	$447
Maturity	90.0%	3/19/2028	$10,414	$10,530	6.7%	0.8663	$8,210
Dissolution	2.5%	12/31/2026	$9,763	$1,321	6.7%	0.9372	$31
Total Fair Value							$8,927

Summary Table – Fair value reconciliation (USD ‘000s)

Period	Opening FV	Δ FV (P&L)	Closing FV
December 31, 2025	$8,165	+$762	$8,927

Summary Table – Fair Value Reconciliation (Euro ‘000s)

Period	Opening FV	Δ FV (P&L)	Closing FV
December 31, 2025	€7,500	+€103	€7,603